Cash and cash equivalents and short-term financial assets	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents and short-term financial assets
Cash and cash equivalents and short-term financial assets

11.Cash and cash equivalents and short-term financial assets

The following table summarizes AC Immune’s cash and cash equivalents and short-term financial assets as of June 30, 2023 and December 31, 2022:

	As of
In CHF thousands	June 30, 2023	December 31, 2022
Cash and cash equivalents	40,007	31,586
Total cash and cash equivalents	40,007	31,586

	As of
In CHF thousands	June 30, 2023	December 31, 2022
Short-term financial assets due in one year or less	53,000	91,000
Total short-term financial assets	53,000	91,000

For the six months ended June 30, 2023, a net amount of CHF 38.0 million in short-term financial assets matured compared to a CHF 25.0 million net maturation in the comparable prior period.